FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Seafarer Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 29, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO

TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a Vice President in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act.
Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Secretary of ALPS Variable Investment Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Disciplined Growth Investors Fund

(the “Fund”)

SUPPLEMENT DATED JUNE 29, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO

TIME

The “Officers” table under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a Vice President in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act.
Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Secretary of ALPS Variable Investment Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

Change of Custodian

On March 15, 2021, U. S. Bank, N.A. (“USB”) acquired the securities custody services of MUFG Union Bank, N.A. (“MUFG”), the prior custodian for the Fund, and as a result serves as the Fund’s new custodian. USB is located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212. Accordingly, all references to MUFG are hereby deleted and replaced in their entirety with USB.

In addition, the sub-section titled “Custodian” under the heading “OTHER INFORMATION ABOUT THE FUND” of the SAI is hereby deleted and replaced in its entirety with the following:

Custodian. U.S. Bank, N.A. (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

*          *          *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Emerald Banking and Finance Fund

Emerald Growth Fund

Emerald Insights Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 29, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO

TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a Vice President in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act.
Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Secretary of ALPS Variable Investment Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

Change of Custodian

On March 15, 2021, U. S. Bank, N.A. (“USB”) acquired the securities custody services of MUFG Union Bank, N.A. (“MUFG”), the prior custodian for the Funds, and as a result serves as the Funds’ new custodian. USB is located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212. Accordingly, all references to MUFG are hereby deleted and replaced in their entirety with USB.

In addition, the sub-section titled “Custodian” under the heading “OTHER INFORMATION ABOUT THE FUNDS” of the SAI is hereby deleted and replaced in its entirety with the following:

Custodian. U.S. Bank, N.A. (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

*          *          *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Contrarian Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak US Stalwarts Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 29, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO

TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a Vice President in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act.
Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Secretary of ALPS Variable Investment Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Highland Resolute Fund

(the “Fund”)

SUPPLEMENT DATED JUNE 29, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO

TIME

The “Officers” table under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a Vice President in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act.
Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Secretary of ALPS Variable Investment Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

Change of Custodian

On March 15, 2021, U. S. Bank, N.A. (“USB”) acquired the securities custody services of MUFG Union Bank, N.A. (“MUFG”), the prior custodian for the Fund, and as a result serves as the Fund’s new custodian. USB is located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212. Accordingly, all references to MUFG are hereby deleted and replaced in their entirety with USB.

In addition, the sub-section titled “Custodian” under the heading “OTHER INFORMATION ABOUT THE FUND” of the SAI is hereby deleted and replaced in its entirety with the following:

Custodian. U.S. Bank, N.A. (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 29, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO

TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a Vice President in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act.
Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Secretary of ALPS Variable Investment Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Rondure New World Fund

Rondure Overseas Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 29, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO

TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a Vice President in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act.
Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Secretary of ALPS Variable Investment Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | Red Rocks Global Opportunity Fund

Clough China Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Asset Allocation Aggressive

RiverFront Asset Allocation Growth & Income

RiverFront Asset Allocation Moderate

ALPS | Kotak India Growth Fund

ALPS | Smith Total Return Bond Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Balanced Opportunity Fund

ALPS | Smith Credit Opportunities Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 29, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED FEBRUARY 28, 2021, AS SUPPLEMENTED FROM TIME TO

TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a Vice President in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act.

Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Board of Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Secretary of ALPS Variable Investment Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.